Significant Accounting Policies (Details) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	7 - 10 years on a straight line basis
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	3 - 5 years on a straight line basis
SHARE PURCHASE OPTIONS [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	5 - 10 years on a straight line basis
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	15 - 40 years on a straight line basis